Right-of-Use Assets and Operating Lease Liabilties (Details) - Schedule of Carrying Amounts of Right-of-Use Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Balance at January 1,	$ 4,171,409	$ 2,364,993
New leases	522,578	2,956,201
Termination of a lease	(19,786)
Depreciation expense	(2,006,421)	(1,066,662)
Exchange difference	20,428	(83,123)
Balance at December 31,	$ 2,688,208	$ 4,171,409